CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Accounts payable	2,200,451	3,831,218
Accrued expenses and other current liabilities	9,033,258	19,970,456
Advance from customers	2,282,353	828,437
Amounts due to related parties	1,711,028	319,767
Other non-current liabilities	1,352,202	502,180
Deferred tax liabilities	$ 9,068,560	$ 12,640,736
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,827,462,652	1,827,462,652
Ordinary shares, shares issued	1,476,208,670	1,476,208,670
Common shares, shares outstanding	1,476,208,670	1,476,208,670
VIEs [Member]
Accounts payable	$ 2,200,292	$ 3,818,023
Accrued expenses and other current liabilities	8,198,754	19,134,673
Advance from customers	2,282,353	828,437
Amounts due to related parties	1,650,168	319,767
Other non-current liabilities	1,086,342	0
Deferred tax liabilities	$ 0	$ 0